Distribution Date:	08/17/26	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	21	Representative
Historical Liquidated Loan Detail	22		-
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	126281BE3	3.890827%	66,743,000.00	44,597,612.98	73,911.77	144,601.32	0.00	0.00	218,513.09	44,523,701.21	79.67%	17.50%
C	126281BF0	3.890827%	53,091,000.00	53,091,000.00	0.00	172,139.90	0.00	0.00	172,139.90	53,091,000.00	55.44%	13.13%
D	126281AL8	3.390827%	62,192,000.00	62,192,000.00	0.00	175,735.25	0.00	0.00	175,735.25	62,192,000.00	27.05%	8.00%
E*	126281AN4	3.890827%	24,270,000.00	24,270,000.00	0.00	37,621.19	0.00	0.00	37,621.19	24,270,000.00	15.97%	6.00%
F	126281AQ7	3.890827%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00	9.04%	4.75%
NR	126281AS3	3.890827%	57,645,215.00	19,813,394.04	0.00	0.00	0.00	0.00	0.00	19,813,394.04	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	219,132,007.02	73,911.77	530,097.66	0.00	0.00	604,009.43	219,058,095.25

X-A	126281BB9	3.890827%	934,407,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	126281BC7	0.000000%	66,743,000.00	44,597,612.98	0.00	0.00	0.00	0.00	0.00	44,523,701.21
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.000000%	24,270,000.00	24,270,000.00	0.00	0.00	0.00	0.00	0.00	24,270,000.00
X-F	126281AG9	0.000000%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00
X-NR	126281AJ3	0.000000%	57,645,215.00	19,813,394.04	0.00	0.00	0.00	0.00	0.00	19,813,394.04
Notional SubTotal			1,160,425,215.00	166,041,007.02	0.00	25,913.33	0.00	0.00	25,913.33	165,967,095.25

Deal Distribution Total					73,911.77	556,010.99	0.00	0.00	629,922.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	126281AZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	126281BA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	126281BD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	126281BE3	668.19910672	1.10740857	2.16653911	0.00000000	0.00000000	0.00000000	0.00000000	3.27394768	667.09169816
C	126281BF0	1,000.00000000	0.00000000	3.24235558	0.00000000	0.00000000	0.00000000	0.00000000	3.24235558	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	2.82568900	0.00000000	0.00000000	0.00000000	0.00000000	2.82568900	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	1.55011084	1.69224475	8.28469757	0.00000000	0.00000000	1.55011084	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	0.00000000	3.24235562	16.10423523	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	126281AS3	343.71272689	0.00000000	0.00000000	1.11443890	52.02714761	0.00000000	0.00000000	0.00000000	343.71272689
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	126281BC7	668.19910672	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	667.09169816
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-NR	126281AJ3	343.71272689	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	343.71272689

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	144,601.32	0.00	144,601.32	0.00	0.00	0.00	144,601.32	0.00
C	07/01/26 - 07/30/26	30	0.00	172,139.90	0.00	172,139.90	0.00	0.00	0.00	172,139.90	0.00
D	07/01/26 - 07/30/26	30	0.00	175,735.25	0.00	175,735.25	0.00	0.00	0.00	175,735.25	0.00
E	07/01/26 - 07/30/26	30	159,481.73	78,691.97	0.00	78,691.97	41,070.78	0.00	0.00	37,621.19	201,069.61
F	07/01/26 - 07/30/26	30	194,458.49	49,180.05	0.00	49,180.05	49,180.05	0.00	0.00	0.00	244,269.04
NR	07/01/26 - 07/30/26	30	2,925,388.89	64,242.07	0.00	64,242.07	64,242.07	0.00	0.00	0.00	2,999,116.11
Totals			3,279,329.11	710,503.89	0.00	710,503.89	154,492.90	0.00	0.00	556,010.99	3,444,454.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	629,922.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	712,579.55	Master Servicing Fee	859.15
Interest Reductions due to Nonrecoverability Determination	(66,828.73)	Certificate Administrator Fee	717.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	94.35
ARD Interest	0.00	Operating Advisor Fee	320.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	645,750.82	Total Fees	1,991.33

Principal		Expenses/Reimbursements
Scheduled Principal	73,911.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	63,053.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,331.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	363.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	73,911.77	Total Expenses/Reimbursements	87,748.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	556,010.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	73,911.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	629,922.76
Total Funds Collected	719,662.59	Total Funds Distributed	719,662.60

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	219,132,007.02	219,132,007.02	Beginning Certificate Balance	219,132,007.02
(-) Scheduled Principal Collections	73,911.77	73,911.77	(-) Principal Distributions	73,911.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	219,058,095.25	219,058,095.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	219,277,998.04	219,277,998.04	Ending Certificate Balance	219,058,095.25
Ending Actual Collateral Balance	219,259,968.07	219,259,968.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	3	9,037,938.50	4.13%	(19)	4.5243	2.101902	1.25 or less	1	75,000,000.00	34.24%	(17)	3.8000	0.940000
5,000,000 to 9,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.26 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	1	19,587,974.31	8.94%	(21)	3.9620	2.610000	1.51 to 1.75	1	4,368,950.36	1.99%	(20)	4.7000	1.540000
20,000,000 to 24,999,999	1	21,723,944.55	9.92%	(22)	4.0610	1.760000	1.76 to 2.00	1	21,723,944.55	9.92%	(22)	4.0610	1.760000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	2	168,708,237.89	77.02%	(20)	3.6778	1.889812	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087	2.51 to 2.75	4	117,965,200.34	53.85%	(22)	3.6743	2.642475
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	19,587,974.31	8.94%	(21)	3.9620	2.610000
							Lodging	1	4,368,950.36	1.99%	(20)	4.7000	1.540000
Connecticut	1	75,000,000.00	34.24%	(17)	3.8000	0.940000
							Mobile Home Park	1	2,489,934.14	1.14%	(20)	4.8500	2.540000
Louisiana	1	2,489,934.14	1.14%	(20)	4.8500	2.540000
							Office	1	93,708,237.89	42.78%	(22)	3.5800	2.650000
Missouri	1	21,723,944.55	9.92%	(22)	4.0610	1.760000
							Retail	3	116,311,918.86	53.10%	(19)	3.8760	1.374397
Nebraska	1	4,368,950.36	1.99%	(20)	4.7000	1.540000
							Totals	6	219,058,095.25	100.00%	(20)	3.7761	1.950087
New York	1	93,708,237.89	42.78%	(22)	3.5800	2.650000

Totals	6	219,058,095.25	100.00%	(20)	3.7761	1.950087

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	4	190,475,266.20	86.95%	(20)	3.7084	1.973462	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	1	21,723,944.55	9.92%	(22)	4.0610	1.760000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	1	4,368,950.36	1.99%	(20)	4.7000	1.540000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	1	2,489,934.14	1.14%	(20)	4.8500	2.540000	49 months or greater	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
	Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	219,058,095.25	100.00%	(20)	3.7761	1.950087	Interest Only	3	170,887,291.89	78.01%	(20)	3.6794	1.900499
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	4	48,170,803.36	21.99%	(21)	4.1195	2.126005
	Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	2,179,054.00	0.99%	(17)	3.8000	2.727901	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	19,587,974.31	8.94%	(21)	3.9620	2.610000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	4	194,801,132.80	88.93%	(20)	3.7435	1.867490	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	1	2,489,934.14	1.14%	(20)	4.8500	2.540000
	Totals	7	219,058,095.25	100.00%	(20)	3.7761	1.950087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10091896	1	OF	New York	NY	Actual/360	3.580%	288,881.67	0.00	0.00	N/A	10/06/24	04/06/27	93,708,237.89	93,708,237.89	07/06/26
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	245,416.67	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	02/01/25
4B	10262929	1				Actual/360	3.800%	7,130.35	0.00	0.00	N/A	03/01/25	--	2,179,054.00	2,179,054.00	02/01/25
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	76,139.05	48,905.01	0.00	N/A	10/06/24	10/06/27	21,772,849.56	21,723,944.55	07/06/26
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	19,587,974.31	19,587,974.31	03/06/26
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	17,757.17	18,546.53	0.00	N/A	12/06/24	12/06/26	4,387,496.89	4,368,950.36	08/06/26
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	10,425.91	6,460.23	0.00	N/A	12/06/24	--	2,496,394.37	2,489,934.14	08/06/24
Totals								645,750.82	73,911.77	0.00				219,132,007.02	219,058,095.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	21,526,749.00	22,204,749.00	01/01/25	12/31/25	--	0.00	0.00	288,478.21	288,478.21	0.00	0.00
4	1	8,513,089.62	1,674,218.37	01/01/26	03/31/26	09/01/25	17,115,709.50	658,562.56	188,773.54	3,685,814.98	0.00	0.00
4B	1	0.00	0.00	--	--	09/01/25	2,179,054.00	83,843.68	(11.26)	14,012.23	0.00	0.00
10	1	0.00	10,055,137.00	01/01/25	12/31/25	--	0.00	0.00	124,950.32	124,950.32	0.00	0.00
14	1	0.00	737,846.94	01/01/25	03/31/25	03/11/26	12,729,725.84	0.00	0.00	0.00	0.00	0.00
47	1	726,275.34	752,499.13	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	434,439.47	131,652.05	01/01/24	03/31/24	07/11/26	0.00	0.00	16,862.49	404,977.18	30,369.78	0.00
Totals		31,200,553.43	35,556,102.49				32,024,489.34	742,406.24	619,053.31	4,518,232.92	30,369.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	4	84,037,938.50	1	19,587,974.31	0	0.00	0	0.00	0	0.00	3.776143%	3.765590%	(20)
07/17/26	0	0.00	0	0.00	0	0.00	4	84,062,945.26	1	19,587,974.31	0	0.00	1	68,307.61	0	0.00	3.776316%	3.765763%	(19)
06/17/26	0	0.00	0	0.00	0	0.00	4	84,088,759.20	1	19,587,974.31	0	0.00	0	0.00	0	0.00	3.776585%	3.766031%	(18)
05/15/26	0	0.00	0	0.00	0	0.00	4	84,113,559.40	1	19,587,974.31	0	0.00	1	42,785.29	0	0.00	3.776756%	3.766202%	(17)
04/17/26	0	0.00	0	0.00	0	0.00	5	103,727,148.55	0	0.00	0	0.00	2	1,555,631.71	0	0.00	3.776989%	3.766435%	(16)
03/17/26	0	0.00	0	0.00	0	0.00	5	103,751,743.85	0	0.00	0	0.00	0	0.00	0	0.00	3.776095%	3.765538%	(15)
02/18/26	0	0.00	0	0.00	0	0.00	5	104,277,287.71	0	0.00	0	0.00	0	0.00	0	0.00	3.776702%	3.766155%	(14)
01/16/26	0	0.00	0	0.00	0	0.00	5	104,301,672.22	0	0.00	0	0.00	1	32,819.55	0	0.00	3.776868%	3.766321%	(13)
12/17/25	0	0.00	0	0.00	0	0.00	5	104,325,957.64	0	0.00	0	0.00	1	48,809.48	3	64,055,075.99	3.777075%	3.766528%	(12)
11/18/25	0	0.00	0	0.00	0	0.00	5	104,351,076.26	0	0.00	0	0.00	1	38,543.61	0	0.00	3.843539%	3.833613%	(11)
10/20/25	0	0.00	0	0.00	0	0.00	5	104,375,160.89	0	0.00	0	0.00	2	3,299,764.82	0	0.00	3.843777%	3.833850%	(10)
09/17/25	0	0.00	0	0.00	0	0.00	5	104,400,085.96	0	0.00	0	0.00	1	410,616.03	0	0.00	3.841068%	3.831129%	(9)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10091896	07/06/26	0	B	288,478.21	288,478.21	0.00	93,708,237.89
4	10096283	02/01/25	17	5	188,773.54	3,685,814.98	5,773.89	75,000,000.00	03/03/25	1		05/09/25
10	10093954	07/06/26	0	B	124,950.32	124,950.32	0.00	21,773,366.12
14	10092051	03/06/26	4	5	0.00	0.00	0.00	19,587,974.31	11/08/24	7			04/17/26
70	10093487	08/06/24	23	5	16,862.49	404,977.18	300,311.02	2,642,385.39	11/20/24	3	09/24/25	07/07/25
4B	10262929	02/01/25	17	5	(11.26)	14,012.23	0.00	2,179,054.00	03/03/25	1		05/09/25
Totals					619,053.31	4,518,232.92	306,084.91	214,891,017.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		99,256,962	0	0		99,256,962
0 - 6 Months		4,368,950	0	0		4,368,950
7 - 12 Months		93,708,238	93,708,238	0		0
13 - 24 Months		21,723,945	21,723,945	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	219,058,095	119,801,133	0	0	79,668,988	19,587,974
Jul-26	219,132,007	119,868,584	0	0	79,675,448	19,587,974
Jun-26	219,277,222	120,007,030	0	0	2,503,164	96,767,028
May-26	219,350,341	120,073,744	0	0	2,509,569	96,767,028
Apr-26	219,469,220	120,185,906	0	0	2,516,285	96,767,028
Mar-26	221,097,210	121,807,546	0	0	2,522,636	96,767,028
Feb-26	221,677,410	121,882,121	0	0	2,529,978	97,265,310
Jan-26	221,748,744	121,947,162	0	0	2,536,272	97,265,310
Dec-25	221,852,521	122,044,671	0	0	2,542,539	97,265,310
Nov-25	291,894,017	163,416,061	0	0	31,212,646	97,265,310
Oct-25	292,051,260	163,518,509	0	0	31,267,440	97,265,310
Sep-25	295,476,096	125,629,870	0	0	70,019,047	99,827,179
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10096283	75,000,000.00	75,000,000.00	262,000,000.00	11/01/14	1,379,851.87	0.94000	03/31/26	03/01/25	I/O
4B	10262929	2,179,054.00	2,179,054.00	262,000,000.00	11/01/14		2.72790	12/31/14	03/01/25	I/O
14	10092051	19,587,974.31	19,587,974.31	12,000,000.00	01/08/26	634,693.19	2.61000	03/31/25	11/06/24	222
70	10093487	2,489,934.14	2,642,385.39	6,710,000.00	04/28/26	128,839.55	2.54000	03/31/24	12/06/24	219
Totals		99,256,962.45	99,409,413.70	542,710,000.00		2,143,384.61

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10096283	RT	CT	03/03/25	1

Receiver's 6/30/26 report shows T6 NOI of $2.784M on revenue of $6.75M and total GLA occupancy of 87.4%. A purchase offer with loan assumption is under consideration and recommendation is pending while final terms are negotiated.

4B	10262929	Various	Various	03/03/25	1

Receiver's 6/30/26 report shows T6 NOI of $2.784M on revenue of $6.75M and total GLA occupancy of 87.4%. A purchase offer with loan assumption is under consideration and recommendation is pending while final terms are negotiated.

14	10092051	RT	CA	11/08/24	7

Loan transferred to special servicing 11/11/2024 due to 11/6/2024 maturity default. Third party reports in receipt. Title acquired at trustee sale on 4/17/2026. As of 6/30/2026, occupancy was reported to be 56%, up 2% from YE 2025. Special servicer is pursuing alternative recovery strategies.

70	10093487	MH	LA	11/20/24	3

As of July 23, 2026, Gulf Stream Manor filed an amended Chapter 11 plan that does not materially improve upon the prior version and remains likely unconfirmable. The next bankruptcy hearing is scheduled for August 26, 2026. The Special

Servicer intends to oppose confirmation and renew its Motion for Relief from Stay, which appears to have a strong likelihood of success. Borrower-reported occupancy is 84.55%. The loan remains in special servicing due to maturity and payment default. Despite prior delays, including a non-binding refinance proposal and payment issues that have since been cured, the lender continues to pursue stay relief. An updated appraisal and annual site inspection have been completed, and foreclosure efforts remain stayedpending the bankruptcy proceedings. The subject loan balance is approximately $3.7MM
.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	10091896	1	0.00	3.58000%	0.00	3.58000%	10	11/06/24	11/06/24	11/12/24
2	10091896	1	0.00	3.58000%	0.00	3.58000%	1	04/06/25	04/06/25	04/06/25
10	10093954	1	0.00	4.06100%	0.00	4.06100%	10	12/05/24	10/06/24	12/05/24
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18	4.66000%	10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5B	10096282	12/17/25	1,362,351.00	136,000,000.00	0.00	0.00	0.00	0.00	1,362,351.00	0.00	0.00	1,362,351.00	100.00%
5	10096279	12/17/25	41,255,175.00	136,000,000.00	37,055,950.05	249,906.27	37,055,950.05	36,806,043.78	4,449,131.22	0.00	23,286.04	4,425,845.18	10.72%
8	10096939	04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	345,102.00	16,504,728.42	51.57%
9	10096940	12/17/25	27,301,172.72	50,650,000.00	31,059,808.24	2,450,128.71	31,059,808.24	28,609,679.53	0.00	0.00	0.00	0.00	0.00%
15	10096942	01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	69,210.61	11,411,164.20	52.82%
33	10092149	11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			126,423,817.51	368,650,000.00	106,300,532.35	12,291,423.06	101,751,414.01	89,459,990.95	38,272,333.37	0.00	440,511.72	37,831,821.65

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10096279	03/17/26	0.00	0.00	4,425,845.18	0.00	0.00	(23,286.04)	0.00	0.00	4,425,845.18
		12/17/25	0.00	0.00	4,449,131.22	0.00	0.00	4,449,131.22	0.00	0.00
5B	10096282	12/17/25	0.00	0.00	1,362,351.00	0.00	0.00	1,362,351.00	0.00	0.00
8	10096939	01/16/26	0.00	0.00	16,504,728.42	0.00	0.00	(345,102.00)	0.00	0.00	16,504,728.42
		04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00
9	10096940	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	10096942	08/16/24	0.00	0.00	11,411,164.20	0.00	0.00	(69,210.61)	0.00	0.00	11,411,164.20
		01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	36,469,470.65	0.00	0.00	37,831,821.65	0.00	0.00	36,469,470.65

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	16,145.83	0.00	0.00	55,932.71	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	469.10	0.00	0.00	7,120.97	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,216.86	0.00	0.00	0.00	0.00	66,828.73	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,331.79	0.00	363.04	63,053.68	0.00	66,828.73	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		154,577.24

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Supplemental Notes
None

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